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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  December 31, 2006
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     LITESPEED MANAGEMENT LLC
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Address:  237 Park Avenue
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          Suite 900
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          New York, New York 10017
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Form 13F File Number:  28-11362
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Kuber
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Title: Account Manager @ UBS for LITESPEED
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Phone: 212-713-9544
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Signature, Place, and Date of Signing:

/s/ Jonathan Kuber                 New York, New York            02/13/2007
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:          17
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Form 13F Information Table Value Total:      237,568,216
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                                             (thousands)

                                                NONE
List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                           VALUATION CURRENCY: USD

      ITEM 1      ITEM 2     ITEM 3      ITEM 4           ITEM 5              ITEM 6            ITEM 7             ITEM 8
      ------      ------     ------      ------           ------              ------            ------             ------
  Name of Issuer  Title of    Cusip        Fair           Shares of          Investment         Managers            Voting
                  Class       Number      Market          Principal          Descretion                            Authority
                                           Value            Amount     Sole     Shared   Other             Sole     Shared    Other
------------------------------------------------------------------------------------------------------------------------------------
ABX AIR INC       OTC EQ      00080S101   5,266,502.00     759,957 N     X                      LITE       204,200       0       0
ELKCORP           COMMON      287456107   8,390,578.00     204,200 N     X                      LITE       366,700       0       0
EAGLE             COMMON      26969P108  15,852,441.00     366,700 N     X                      LITE       119,500       0       0
  MATERIALS INC
STREETTRACKS      COMMON      863307104   7,553,595.00     119,500 N     X                      LITE     1,112,018       0       0
  GOLD TRUST
ICO GLOBAL        OTC EQ      44930K108   5,081,922.00   1,112,018 N     X                      LITE       367,243       0       0
 COMMUNICATION
 HLDGS
ST JOE CO         COMMON      790148100  19,673,208.00     367,243 N     X                      LITE       303,002       0       0
KAISER            OTC EQ      483007704  21,453,495.00     383,235 N     X                      LITE       832,100       0       0
 ALUMINUM CORP
KANSAS CITY       COMMON      485170302  24,114,258.00     832,100 N     X                      LITE     1,451,700       0       0
 SOUTHERN INDS
MIDWEST EXPRESS   COMMON      597911106  16,694,550.00   1,451,700 N     X                      LITE       526,097       0       0
 HOLDINGS
MIRANT CORP       OTC EQ      60467R118   6,944,480.00     526,097 N     X                      LITE     1,536,100       0       0
 WARRANTS
MTR GAMING        OTC EQ      553769100  18,771,142.00   1,536,100 N     X                      LITE     2,690,351       0       0
 GROUP INC
MOSYS INC         OTC EQ      619718109  24,885,747.00   2,690,351 N     X                      LITE       647,152       0       0
NOVELIS INC       COMMON      67000X106  18,023,183.00     647,152 N     X                      LITE       594,300       0       0
PHH CORP NEW      COMMON      693320202  17,157,441.00     594,300 N     X                      LITE       635,725       0       0
TNS INC           COMMON      872960109  12,237,706.00     635,725 N     X                      LITE       414,200       0       0
WESTERN           COMMON      959802109   9,286,364.00     414,200 N     X                      LITE     1,411,325       0       0
  UNION CO
ZILOG INC NEW      OTC EQ     989524301   6,181,604.00   1,411,325 N     X

                  Total Under Management:    237,568,216.00
